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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio   March 23, 2007
-------------------------------------   ---------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           45

Form 13F Information Table Value Total       162,605
                                          (thousands)

List of Other Included Managers: None


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
        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5           COLUMN 6    COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF               VALUE   SHRS OR PRN                  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER           CLASS       CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION   MANAGERS SOLE  SHARED  NONE
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT
   HLDG LTD PART        COMMON          01855A101      673      18,300 SH                  SOLE                 --  15,800 2,500
ALLTEL CORP             COMMON          020039103   12,681     254,174 SH                  SOLE                 -- 250,374 3,800
ALTRIA GROUP INC        COMMON          02209S103      332       6,100 SH                  SOLE                 --   6,100     -
AMEREN CORP             COMMON          023608102      233       5,050 SH                  SOLE                 --   5,050     -
AVERY DENNISON CORP     COMMON          053611109      778      12,500 SH                  SOLE                 --  11,700   800
BB & T CORP             COMMON          054937107      579      16,400 SH                  SOLE                 --  14,200 2,200
BROADWING               COMMON          171871106       84      20,600 SH                  SOLE                 --  20,600     -
CHEVRON CORPORATION     COMMON          166764100    5,847      66,607 SH                  SOLE                 --  64,007 2,600
CHUBB CORP              COMMON          171232101      522       7,510 SH                  SOLE                 --   7,010   500
CINCINNATI FINANCIAL
   CORP                 COMMON          172062101   30,011     690,697 SH              SHARED-OTHER             -- 690,460   237
CINERGY CORP            COMMON          172474108    1,863      45,550 SH                  SOLE                 --  45,550     -
CINTAS CORP             COMMON          172908105      644      14,800 SH                  SOLE                 --  14,000   800
COMMERCIAL NET LEASE
   REALTY               COMMON          202218103      346      17,500 SH                  SOLE                 --  17,500     -
CONOCOPHILLIPS          COMMON          20825C104      394       5,650 SH                  SOLE                 --   5,350   300
CONVERGYS CORP          COMMON          212485106      274      18,000 SH                  SOLE                 --  18,000     -
DUKE ENERGY CORP        COMMON          264399106      550      24,355 SH                  SOLE                 --  24,355     -
DUKE REALTY CORP        COMMON          264411505      727      20,950 SH                  SOLE                 --  18,950 2,000
EQUITABLE RESOURCES INC COMMON          294549100      953      21,450 SH                  SOLE                 --  20,450 1,000
EXXON MOBIL CORPORATION COMMON          30231G102   26,872     646,126 SH                  SOLE                 -- 645,626   500
FIFTH THIRD BANCORP     COMMON          316773100    6,119     110,507 SH              SHARED-OTHER             -- 108,107 2,400
FIRST MERIT CORPORATION COMMON          337915102      664      25,500 SH                  SOLE                 --  24,000 1,500
FORTUNE BRANDS INC      COMMON          349631101    2,651      34,600 SH                  SOLE                 --  34,100   500
GENERAL ELECTRIC CO     COMMON          369604103    1,217      39,865 SH              SHARED-OTHER             --  33,765 6,100
GENUINE PARTS CO        COMMON          372460105    1,029      31,450 SH                  SOLE                 --  28,550 2,900
HILLENBRAND INDUSTRIES  COMMON          431573104    1,046      15,400 SH                  SOLE                 --  14,000 1,400
INTEL CORP              COMMON          458140100      455      16,732 SH                  SOLE                 --  13,716 3,016
JEFFERSON PILOT CORP    COMMON          475070108      402       7,300 SH                  SOLE                 --   7,300     -
JOHNSON & JOHNSON       COMMON          478160104    1,061      20,921 SH                  SOLE                 --  18,521 2,400
LINCOLN NATIONAL CORP   COMMON          534187109      625      13,200 SH                  SOLE                 --  12,400   800
MEDTRONIC INC           COMMON          585055106    1,015      21,250 SH                  SOLE                 --  19,250 2,000
MERCK & COMPANY         COMMON          589331107   11,561     261,617 SH                  SOLE                 -- 259,817 1,800
MICROSOFT CORP          COMMON          594918104      848      34,000 SH                  SOLE                 --  28,800 5,200
MOLEX INC CLASS A       COMMON          608554200      387      14,850 SH                  SOLE                 --  10,325 4,525
NATIONAL CITY
   CORPORATION          COMMON          635405103    3,524      99,040 SH                  SOLE                 --  98,540   500
PFIZER INC              COMMON          717081103    1,148      32,741 SH                  SOLE                 --  30,641 2,100
PIEDMONT NATURAL GAS    COMMON          720186105    1,136      26,902 SH                  SOLE                 --  26,902     -
PNC FINANCIAL SERVICES
   GROUP                COMMON          693475105    2,544      45,900 SH                  SOLE                 --  45,900     -
PROCTER & GAMBLE
   CORPORATION          COMMON          742718109   11,081     105,650 SH                  SOLE                 -- 104,450 1,200
SBC COMMUNICATIONS INC  COMMON          78387G103      229       9,326 SH                  SOLE                 --   8,826   500
SKY FINANCIAL GROUP INC COMMON          83080P103      797      30,700 SH                  SOLE                 --  30,200   500


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
SYSCO CORP              COMMON          871829107    1,071      27,425 SH                  SOLE                 --  24,125 3,300
U S BANCORP             COMMON          902973304    8,462     306,050 SH                  SOLE                 -- 299,750 6,300
UNITED PARCEL SERVICE -
   CL B                 COMMON          911312106    1,016      14,550 SH                  SOLE                 --  11,550 3,000
WELLS FARGO & CO        COMMON          949746101    1,624      28,650 SH                  SOLE                 --  24,750 3,900
WYETH                   COMMON          983024100   16,535     440,350 SH                  SOLE                 -- 437,450 2,900
                                                   162,605


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